Line of Credit - Bank	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Line of Credit Bank [Abstract]
LINE OF CREDIT - BANK

NOTE 5 - LINE OF CREDIT - BANK

The Company has a revolving line of credit with a financial institution, which balance is due on demand and principal payments are due monthly at 1/60 th of the outstanding principal balance. This revolving line of credit is in the amount of $50,000, and is personally guaranteed by the Company's Chief Executive Officer ("CEO"). The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%, which at December 31, 2020 and September 30, 2020 was 7.5% and 7.5%, respectively. As of December 31, 2020, and September 30, 2020, respectively, the balance of the line of credit was $38,648 and $41,609, with $11,352, available at December 31, 2020.

NOTE 5 - GOODWILL AND INTANGIBLE ASSETS

The Company conducted its goodwill and its intangible assets impairment test as of September 30, 2019 and determined that an impairment existed as certain asset values were unsupported by the current and projected net income and cash flows of the component holding the goodwill and intangible assets, the Company's subsidiary, Howco. Accordingly, an impairment charge of $3,420,624 was charged against the Goodwill, Trademark and Customer List assets and was recognized in fiscal year 2019.